Shareholders’ Equity	12 Months Ended
Dec. 31, 2020
Stockholders' Equity Note [Abstract]
SHAREHOLDERS’ EQUITY

Note 14 — SHAREHOLDERS’ EQUITY

The Group has 50,000,000 authorized common shares at $0.001 par value, consisting of 40,000,000 authorized Class A common shares and 10,000,000 Class B common shares, of which 20,555,129 and 17,710,471 Class A common shares were issued and outstanding as of December 31, 2020 and 2019, respectively. No Class B common shares were issued and outstanding as of December 31, 2020 and 2019.

On June 14, 2019, the Shareholders of the Group approved a share transfer transaction by Wise Metro Development Co., Ltd., a British Virgin Islands company (“Wise”) and Mr. Zuoqiao Sun Zhang, a citizen of Guatemala (“Sun Zhang”); and together with Wise, (“Sellers”) of all of such Sellers’ Class B common shares of the Group to NiSun International Enterprise Management Group Co., Ltd., a company organized under the laws of Cayman Islands (“NiSun Cayman”). Upon the close of the transaction, NiSun Cayman purchased (i) Wise’s 1,800,000 Class B common shares of The Group and (ii) Sun Zhang’s 5,978,400 Class B common shares of The Group, which constituted approximately 47.8% of all of The Group’s outstanding common shares at the time of the Closing on a fully diluted basis (Wise’s and Sun Zhang’s Class B common shares are referred to as the “Shares”). The Shares were automatically converted into Class A common shares upon transfer from the Sellers to the Buyer, and upon such transfer the Group had no remaining issued and outstanding Class B common shares. Upon this conversion, the Shares are entitled to one vote per share. The transaction was closed in July 2019.

Additional paid-in capital

On November 20, 2019, NiSun Cayman, the controlling shareholder of the Group, contributed additional capital of $3,582,781 which has been shown as additional paid-in capital. On June 30, 2020, Nisun Cayman contributed additional capital of $4,550,000 which has been shown as additional paid-in capital.

Shares issued for acquisition of Hengpu

In connection of the acquisition of Hengpu on December 31, 2019, the Group issued 1,440,894 Class A common shares to the original shareholders of Hengpu as purchase consideration. The fair value of the purchase consideration was $11,426,289 based on the weighted average of the closing share price of the Group for five trading days up to the date immediately prior to the signing date of purchase agreement.

Private placement 2019

On December 6, 2019, the Group and certain institutional investors entered into a share purchase agreement pursuant to which the Group sold 1,048,932 Class A common shares at $6.21 per share. The transaction was closed on May 1, 2020 and the Group received net proceeds of $6,503,378.

Shares issued for acquisition of Nami

In connection of the acquisition of Nami on May 31, 2020, the Group issued 1,562,726 Class A common shares to the shareholders of Nami as purchase consideration. The fair value of the stock consideration was $18,330,776 based on the weighted average of the closing share price of the Group for five trading days up to the date immediately prior to the signing date of purchase agreement.

Share incentive plan

The Board of directors approved the 2019 One Million Share Incentive Plan (the “2019 Plan”) on December 20, 2019, which permits the grant of restricted shares and options to employees, directors, officers and consultants to purchase the Group’s Class A common shares. The maximum aggregate number of Class A common shares, which may be issued pursuant to all awards under the 2019 Plan, is 1 million shares. The Plan is valid and effective for a term of ten years commencing from its adoption.

On April 6, 2020, the Board granted an aggregate of 300,000 restricted Class A common shares to the Group’s CFO and two officers of which 67,000 shares were subsequently forfeited and cancelled. The fair value of these restricted Class A common shares was $1,721,870, determined using the closing price of $7.39 on April 6, 2020. Pursuant to the agreement, one-third (33%) of the shares of restricted stock issued will vest on the date of the grant and the first anniversary of the date of grant; and the remaining 34% will vest on the second anniversary of the date of the grant. For the year ended December 31, 2020 and 2019, the Group recognized shares-based compensation of $1,097,415 and $0, respectively. As of December 31, 2020, the Group had unrecognized share-based compensation of $624,455, which is expected to be recognized in the remaining 1.25 years.